Stock Options, Stock Purchase Plan and Warrants (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Status of our stock options and stock awards
Stock options, beginning balance	4,779,170	5,470,044
Stock options, granted	1,298,000	519,000
Stock options, exercised	(197,209)	(382,500)
Stock options, cancelled	(102,747)	(827,374)
Stock options, ending balance	5,777,214	4,779,170
Stock options, exercisable, ending balance	4,074,834
Weighted average exercise price, beginning balance	$ 0.87	$ 0.87
Weighted average exercise price, granted	$ 0.73	$ 0.51
Weighted average exercise price, exercised	$ 1.02	$ 0.95
Weighted average exercise price, cancelled	$ 1.60	$ 1.15
Weighted average exercise price, ending balance	$ 1.02	$ 0.87
Weighted average exercise price, exercisable, ending balance	$ 0.79